Risk management - Aging analyses (past due but performing): Business lending portfolio, outstandings (Details) - Business Lending [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 7,831	€ 7,747
Past due for 1-30 days [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	7,038	6,681
Past due for 31-60 days [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	712	658
Past due for 61-90 days [member]
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	€ 82	€ 408